ISI
   INTERNATIONAL STRATEGY & INVESTMENT



                                      ISI
                                 NORTH AMERICAN
                                GOVERNMENT BOND
                                  FUND SHARES




                                 NORTH AMERICAN
                                 --------------




                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------

     We are pleased to report on the progress of your Fund for the period ended September 30, 2002.
     The Fund seeks a high level of current income consistent with prudent investment risk by using high quality US, Canadian and Mexican fixed-income securities. We believe that by investing in all three North American markets, the Fund can generate a higher return over the long term than is possible from a portfolio of only US Treasury securities.

PORTFOLIO MANAGEMENT

     The Fund was up 8.92% for the last year, and 32.17% for three years. These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of any sales charge.
     Three factors favorably influenced performance: 1) the Fund's US Treasury orientation, 2) the Fund's long maturity emphasis in the Treasury section, and
3) the Canadian government underweighting.
     The Fund's US Treasury orientation made a positive contribution over the last 3 years because of the earnings pressure placed on corporations and their recent heavy issuance of debt. The yield spread between Moody's A-rated Corporates and US Treasuries opened from less than 2% to slightly more than 3% over the last three years. The result is that Corporates have underperformed Treasuries. Please see graph below.

10 YEAR US TREASURY/CORPORATE YIELD SPREAD

Aug 20   1.95
         1.85
         2.06
         2.01
         1.97
         2.06
         1.85
         1.91
         1.98
         1.87
         1.96
         1.88
         1.84
         1.76
         1.7
         1.77
         1.77
         1.71
         1.67
         1.62
         1.62
         1.47
         1.44
         1.39
         1.41
         1.55
Feb 18   1.61
         1.7
         1.72
         1.74
         1.92
         1.79
         2.02
         2.16
         2.18
         2.08
         2.01
         1.94
         2.02
         2.15
         2.14
         2.16
         2.01
         2.19
         2.05
         2.16
         2.18
         2
         2.09
         2
         2.09
         2.18
Aug 18   2.28
         2.28
         2.34
         2.35
         2.31
         2.39
         2.33
         2.35
         2.43
         2.46
         2.35
         2.27
         2.36
         2.35
         2.46
         2.44
         2.54
         2.66
         2.81
         2.73
         2.8
         2.56
         2.52
         2.51
         2.41
         2.54
Feb 16   2.55
         2.6
         2.55
         2.57
         2.69
         2.61
         2.69
         2.77
         2.57
         2.59
         2.43
         2.5
         2.34
         2.45
         2.42
         2.45
         2.4
         2.43
         2.58
         2.31
         2.41
         2.46
         2.48
         2.55
         2.42
         2.53
Aug 17   2.65
         2.51
         2.56
         2.63
         2.59
         3.25
         3.19
         3.09
         3.02
         2.96
         3.03
         2.91
         2.95
         2.69
         2.66
         2.82
         2.6
         2.57
         2.55
         2.56
         2.53
         2.64
         2.58
         2.42
         2.47
         2.51
Feb 15   2.49
         2.48
         2.34
         2.23
         2.34
         2.24
         2.19
         2.33
         2.31
         2.27
         2.33
         2.43
         2.34
         2.22
         2.29
         2.3
         2.31
         2.45
         2.46
         2.45
         2.35
         2.56
         2.65
         2.74
         2.87
         2.88
Aug 16   2.6
         2.89
         2.78
         2.73
         2.89
         2.94
         3.06

     ISI manages the maturity of the portfolio by anticipating the upcoming interest rate trend. The Fund's long maturity orientation helped over the last three years as yields greatly fell and bond prices rose. Please see tables below for a performance comparison between 2-year vs. 10-year Treasury Bellweather issues.

                         LEHMAN          LEHMAN
                         2-YEAR          10-YEAR
  TIME FRAME           BELLWEATHER     BELLWEATHER
(THRU 09/30/02)         TREASURY        TREASURY
---------------         --------        --------
Last Year                 +6.3%          +12.7%
Last 3 Years             +23.4%          +34.1%

     The performance difference in the last year was 6.4% between the 2-year issue and the 10-year issue. Over the three year period, the gap was a substantial 10.7% due solely to the difference in maturity of the underlying Treasury. Recently, ISI has reduced the Fund's long maturity orientation because of our outlook for a modest interest rate increase over the next year or so.

     ISI actively manages the proportions held in the U.S., Canada and Mexico. The Fund has had a relatively small investment in Canada over the last three years (generally 2% of the portfolio or less). The Canadian dollar has been a substantial down side performer for most of the last three years. Please see graph below.

CANADIAN DOLLAR 3 YEAR DEPRECIATION

S        1.4672
O        1.4706
N        1.4738
D        1.4461
J        1.4479
F        1.4497
M        1.4488
A        1.4798
M        1.4965
J        1.4809
J        1.4863
A        1.472
S        1.5032
O        1.5237
N        1.5369
D        1.4991
J        1.4978
F        1.5364
M        1.5756
A        1.535
M        1.538
J        1.5143
J        1.5335
A        1.5512
S        1.5792
O        1.5884
N        1.573
D        1.593
J        1.5891
F        1.6016
M        1.5949
A        1.5676
M        1.5279
J        1.5173
J        1.5842
A        1.5585
S        1.5868

--------------------------------------------------------------------------------
INVESTMENT ADVISOR'S REPORT (CONCLUDED)
--------------------------------------------------------------------------------

     The three-year return for Canadian dollar denominated bonds was reduced by the currency's depreciation. The three-year return in US dollars was 15.7% for 10-year Canadian government bonds while it was 34.1% for 10-year US Treasuries.

     The Fund's Mexican investments are now divided into a US dollar denominated investment and peso denominated Mexican Government issues. The U.S. dollar denominated bonds were added in April 2002 and now represent roughly 2% of the portfolio. The peso denominated issues have lagged behind the US and Canada over the last year. The one year return in US dollars for Mexican Treasury Bills was -.04% while the three year return was +29.55%. The Fund's holdings of peso denominated issues ranged from 11% to 14% over the last year. Please see graph below for a sense of the volatility. The Fund's active management seeks to take

MEXICAN TREASURY BILL YIELD

Oct      13.35
         12.55
         12.14
         11.61
Nov      12.12
         12.15
         11.85
         11.45
         11.83
Dec      11.15
         10.45
         10.44
         10.5
Jan      10.25
         10.05
         9.65
         9.56
Feb      9.65
         9.6
         9.52
         9.4
Mar      9.37
         9.27
         9.19
         9.22
         8.94
Apr      8.86
         8.62
         8.19
         8.13
May      8.55
         8.68
         8.34
         8.43
         8.64
Jun      8.94
         8.73
         8.9
         9.64
Jul      9.39
         9.2
         9.43
         9.35
Aug      9.42
         8.91
         9.19
         9.09
         8.87
Sep      9.08
         9.18
        10.58
        10

advantage of market volatility. The activity helped performance but did not overcome the general underperformance on a US dollar basis. ISI reduced the Mexican section of the portfolio in April and June 2002 when yields had dropped significantly. Starting in July, as rates rose and the peso weakened, the Fund increased its peso investments. This purchase program has continued since the end of September.

     We would like to welcome new investors to the Fund and thank those who have been with us for some time.
We appreciate your confidence.

        Sincerely,

        /s/ R. ALAN MEDAUGH

        R. Alan Medaugh
        President

MEXICAN PESO WEEKLY SPOT RATE

Oct      9.56
         9.328
         9.2115
         9.24
Nov      9.276
         9.245
         9.202
         9.168
         9.224
Dec      9.1935
         9.1069
         9.13
         9.18
Jan      9.1665
         9.202
         9.1225
         9.1446
Feb      9.1595
         9.072
         9.0595
         9.095
Mar      9.0863
         9.0742
         9.0795
         9.048
         9.035
Apr      9.0065
         9.1525
         9.2725
         9.325
May      9.4455
         9.5045
         9.4625
         9.5675
         9.645
Jun      9.74
         9.6475
         9.928
         9.9465
Jul      9.91
         9.7195
         9.6753
         9.7171
Aug      9.815
         9.777
         9.8105
         9.84
         9.935
Sep      9.9755
         9.963
        10.2855
        10.185

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1
--------------------------------------------------------------------------------

ISI North American Government Bond Fund, Lehman Brothers Intermediate Treasury Index, Consumer Price Index and Lehman Brothers Emerging Americas Index: Mexico Section Growth of a $10,000 Investment (since inception) 2

           ISI North American    Lehman Intermediate     Consumer      Lehman Emerging Americas
            Government Bond        Treasury Index       Price Index     Index: Mexico Section
1/16/1993        10000                 10000               10000                10000
                 9990                  10000               10000                10000
                 10200                 10149               10035                10351
                 10218                 10186               10070                10477
                 10275                 10266               10098                10714
                 10334                 10236               10112                10927
                 10536                 10387               10126                11716
                 10720                 10407               10126                12320
                 10936                 10564               10154                12828
9/30/1993        10928                 10607               10175                12569
                 11067                 10632               10217                13386
                 10963                 10579               10224                13687
                 11075                 10623               10224                14636
                 11262                 10728               10252                15039
                 10954                 10578               10288                14151
                 10501                 10425               10323                13796
                 10512                 10358               10337                13498
                 10435                 10366               10344                14038
                 10345                 10368               10379                13430
                 10447                 10503               10407                13772
                 10629                 10533               10449                13999
9/30/1994        10584                 10447               10477                13724
                 10515                 10450               10484                13583
                 10538                 10402               10498                13700
                 9674                  10436               10498                12028
                 9557                  10605               10540                11309
                 9782                  10807               10582                10318
                 9628                  10867               10617                9167
                 9952                  10992               10652                10184
                 10374                 11302               10673                10536
                 10508                 11377               10694                11125
                 10495                 11382               10694                11463
                 10656                 11474               10722                11504
9/30/1995        10805                 11550               10743                11361
                 10855                 11679               10778                11385
                 10982                 11822               10771                11526
                 11185                 11940               10764                12066
                 11275                 12043               10828                13069
                 10915                 11914               10863                12507
                 10877                 11855               10919                12527
                 10851                 11821               10961                12895
                 10904                 11815               10982                13595
                 11037                 11932               10989                13965
                 11105                 11969               11010                13395
                 11130                 11984               11031                13765
9/30/1996        11415                 12137               11066                17293
                 11755                 12336               11101                17440
                 12098                 12483               11122                17894
                 11878                 12416               11122                14861
                 11878                 12462               11157                15830
                 11892                 12480               11192                15615
                 11736                 12407               11220                13754
                 11893                 12546               11234                14421
                 12051                 12643               11227                15000
                 12224                 12750               11241                15560
                 12777                 12989               11255                16515
                 12573                 12937               11276                15953
9/30/1997        12838                 13078               11304                17076
                 12957                 13232               11332                16396
                 13077                 13262               11325                16708
                 13303                 13371               11311                17112
                 13424                 13550               11332                17559
                 13393                 13532               11353                17599
                 13456                 13573               11374                18219
                 13517                 13637               11396                18336
                 13595                 13732               11417                18147
                 13752                 13824               11431                18067
                 13768                 13878               11445                18697
                 14006                 14152               11459                15671
9/30/1998        14344                 14494               11473                15868
                 14246                 14523               11501                16221
                 14376                 14469               11501                17257
                 14425                 14524               11494                17732
                 14475                 14587               11522                17467
                 14140                 14374               11536                18013
                 14258                 14470               11571                18911
                 14377                 14510               11655                19369
                 14137                 14418               11655                18683
                 14155                 14444               11655                18863
                 14137                 14458               11690                18976
                 14120                 14487               11718                19033
9/30/1999        14227                 14600               11774                19228
                 14209                 14618               11795                19854
                 14245                 14625               11802                20248
                 14191                 14584               11802                20740
                 14300                 14544               11837                21855
                 14594                 14657               11907                22483
                 14945                 14844               12006                23990
                 14870                 14834               12013                23595
                 14852                 14896               12027                22653
                 15021                 15111               12090                23023
                 15269                 15213               12118                23933
                 15518                 15371               12118                24281
9/30/2000        15460                 15490               12181                23815
                 15577                 15592               12202                23713
                 15911                 15818               12209                23787
                 16189                 16081               12202                20341
                 16269                 16271               12279                21617
                 16470                 16421               12328                21772
                 16551                 16551               12356                16793
                 16428                 16485               12405                17072
                 16530                 16553               12466                18004
                 16633                 16613               12482                18504
                 16988                 16914               12447                18348
                 17241                 17060               12447                19071
9/30/2001        17263                 17413               12503                18481
                 17860                 17678               12461                18019
                 17409                 17477               12440                18732
                 17300                 17393               12391                18818
                 17409                 17441               12419                19074
                 17540                 17585               12468                19377
                 17275                 17316               12539                19974
                 17520                 17626               12547                20432
                 17543                 17747               12547                20442
                 17674                 17963               12548                20115
                 18010                 18322               12549                19890
                 18486                 18514               12553                20727
9/30/2002        18803                 18869               12556                20688

                                                 Cumulative Total Returns        Average Total Annual Returns

Periods Ending                           1 Year   3 Year   5 Year    Since      1 Year   3 Year   5 Year    Since
September 30, 2002                                                 Inception 2                            Inception 2

ISI North American Government
Bond Fund                                 8.92%   32.17%   46.46%    88.03%      8.92%    9.74%    7.93%    6.72%
Lehman Brothers Intermediate
Treasury Index 3                          8.36%   29.24%   44.28%    88.69%      8.36%    8.93%    7.61%    6.79%
Consumer Price Index 4                    0.43%    6.65%   11.09%    25.57%      0.43%    2.17%    2.13%    2.36%
Lehman Brothers Emerging
Americas Index: Mexico Section 5         11.94%    7.59%   21.15%   106.88%     11.94%    2.47%    3.91%    7.74%

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of sales charges. Performance does not reflect the deduction of taxes that a shareholder would pay on a fund distribution or the redemption of fund shares. Performance would have been lower during some of the specified periods if certain of the Fund s fees and expenses had not been waived.
2 The Fund s inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.
3 The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector.
4    The Consumer Price Index is a widely used measure of inflation.
5 The Lehman Brothers Emerging Americas Index: Mexico Section is an unmanaged sub-index of the Lehman Brothers Emerging Markets Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more.

Benchmark returns do not reflect expenses that have been deducted from the Fund s returns.

--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The Shareholder Letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent fiscal quarter.
     The SEC standardized total return figures include the impact of the Fund's maximum 3.00% initial sales charge. Returns would be higher for investors who qualified for a lower initial sales charge.
     The SEC total return figures may differ from total return figures in the shareholder letter and the Performance Comparison section because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. Any performance figures shown are for the full period indicated.
     These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

--------------------------------------------------------------------------------
                                           Average Annual Total Returns 1
Periods Ended                                                          Since
September 30, 2002                         1 Year  3 Years  5 Years  Inception 2
--------------------------------------------------------------------------------
ISI North American Government Bond Fund     5.68%   8.63%    7.27%     6.39%

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor s shares, when redeemed, may be worth more or less than their original cost.
2    January 15, 1993.

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                       SEPTEMBER 30 ,2002
(UNAUDITED)

                                         INTEREST   MATURITY       PAR/NOMINAL           MARKET
SECURITY                                   RATE       DATE           VALUE 1             VALUE
CANADIAN SECURITIES-2.27%
Canadian Government Bond                   6.00%     6/01/11   C     8,500,000        $  5,791,248
                                                                                      -------------
   TOTAL CANADIAN SECURITIES
      (COST $5,534,616) ......................................................           5,791,248
                                                                                      -------------

MEXICAN SECURITIES-13.77%
Mexican Bono                              14.00       9/2/04   P    80,414,100           8,377,736
Mexican Cetes 2                            8.353    10/31/02        64,584,540           6,268,486
Mexican Cetes 2                            8.853    12/26/02        65,549,050           6,273,667
Mexican Cetes 2                            9.353     4/16/03        28,228,950           2,624,593
Mexican Cetes 2                            9.853     6/12/03        59,108,200           5,401,353
United Mexican States                      9.875      2/1/10   $     5,500,000           6,263,579
                                                                                      -------------
   TOTAL MEXICAN SECURITIES
      (COST $37,727,329) .....................................................          35,209,414
                                                                                      -------------




US SECURITIES-73.83%
US Treasury Bond                          10.375    11/15/12   $    16,500,000          22,355,566
US Treasury Bond                           9.875    11/15/15         4,500,000           7,062,187
US Treasury Bond                           8.875     2/15/19        14,100,000          21,120,258
US Treasury Bond                           8.50      2/15/20         7,500,000          10,969,629
US Treasury Bond                           7.875     2/15/21         2,750,000           3,828,730
US Treasury Bond                           8.125     8/15/21         4,700,000           6,712,187
US Treasury Bond                           8.00     11/15/21         1,250,000           1,767,334
US Treasury Bond                           7.25      8/15/22        40,250,000          53,192,891
US Treasury Bond                           7.125     2/15/23         2,500,000           3,266,309
US Treasury Note                           5.50      1/31/03        48,000,000          48,630,000
US Treasury STRIP 4                        4.903     5/15/17        20,000,000           9,858,223
                                                                                      -------------
   TOTAL US SECURITIES
     (COST $179,409,966) .....................................................         188,763,314
                                                                                      -------------


                       See Notes to Financial Statements.                      5

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)                           SEPTEMBER 30 ,2002
(UNAUDITED)

                                                                                   MARKET
SECURITY                                                                            VALUE
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-8.77%
  GOLDMAN SACHS & CO.,
     Dated 9/30/02, 1.82%, principal and interest in the amount of
     $22,439,134 due 10/01/02, collateralized by US Treasury Bond, par value of $18,161,000, coupon rate 6.625%, due 2/15/27 with a
     market value of $22,726,784                                                 $  22,428,000
                                                                                --------------
  TOTAL REPURCHASE AGREEMENTS
     (COST $22,428,000) .......................................................     22,428,000
                                                                                --------------


TOTAL INVESTMENTS-98.64%
      (COST $245,099,911) .....................................................    252,191,976
                                                                                --------------
OTHER ASSETS IN EXCESS OF LIABILITIES-1.36% ...................................      3,467,687
                                                                                --------------
NET ASSETS-100.0% .............................................................  $ 255,659,663
                                                                                ==============

--------------------------------------------------------------------------------
1    Par Value is shown in local currency:  Canadian  dollars (C), Mexican pesos
     (P) and US dollars ($)
2    Cetes are short-term Mexican government debt securities.
3    Yield as of September 30, 2002.
4    Includes principal of underlying security only.


6                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)

                                                                                   SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------
ASSETS:
   Total investments, at value (cost $245,099,911) ................................. $    252,191,976
   Foreign currency (cost $599,991) ................................................          587,118
   Cash ............................................................................              989
   Receivables:
      Capital shares sold ..........................................................        1,374,128
      Interest .....................................................................        2,288,239
   Prepaid expenses and other ......................................................           32,662
   Total assets ....................................................................      256,475,112

LIABILITIES:
   Payables:
      Capital shares redeemed ......................................................          591,008
      Dividends ....................................................................           19,410
   Accrued Liabilities:
      Investment Advisory fees .....................................................           82,253
      Distribution fees ............................................................           82,253
      Administration fees ..........................................................           10,291
      Other ........................................................................           30,234
                                                                                     ----------------
   Total liabilities ...............................................................          815,449
                                                                                     ----------------
Net assets ......................................................................... $    255,659,663
                                                                                     ================

COMPONENTS OF NET ASSETS:
  Paid in capital .................................................................. $    250,382,076
  Distributions in excess of net investment income .................................      (4,617,054)
  Accumulated net realized gain from investment and foreign currency transactions ..        2,818,279
  Net unrealized appreciation on investments and foreign currencies ................        7,076,362
                                                                                     ----------------
Net assets ......................................................................... $    255,659,663
                                                                                     ================

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  ($255,659,663 / 31,324,968 shares outstanding) ................................... $           8.16
                                                                                     ================

MAXIMUM OFFERING PRICE PER SHARE
  ($8.16 / 0.97) ................................................................... $           8.41
                                                                                     ================


                       See Notes to Financial Statements.                      7


--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                                        FOR THE
                                                                                    SIX MONTHS ENDED
                                                                                   SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest ......................................................................... $      5,833,996
                                                                                     ----------------

EXPENSES:
  Investment Advisory fees .........................................................          473,964
  Distribution fees ................................................................          473,964
  Administration fees ..............................................................           71,702
  Transfer agent fees ..............................................................           57,203
  Accounting fees ..................................................................           26,179
  Professional fees ................................................................           26,491
  Custody fees .....................................................................           17,548
  Printing and shareholder reports .................................................           22,586
  Trustees' fees ...................................................................            7,521
  Miscellaneous ....................................................................           13,391
                                                                                     ----------------
     Total expenses ................................................................        1,190,549
                                                                                     ----------------
  Net investment income ............................................................        4,643,447
                                                                                     ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCIES:
  Net realized gain (loss) from:
     Investment transactions .......................................................        2,909,887
     Foreign currency transactions .................................................         (91,608)
  Net change in unrealized appreciation on investments and foreign currencies ......       12,964,540
                                                                                     ----------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS: .................................       15,782,819
                                                                                     ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................................... $     20,426,266
                                                                                     ================


8                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE              FOR THE
                                                                         SIX MONTHS ENDED        YEAR ENDED
                                                                       SEPTEMBER 30, 2002 1    MARCH 31, 2002

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income .............................................  $        4,643,447      $    7,637,648
  Net realized gain from investment
     and foreign currency transactions ..............................           2,818,279           5,267,104
  Net change in unrealized appreciation (depreciation)
     on investments and foreign currencies ..........................          12,964,540          (7,138,087)
                                                                       -------------------     ---------------
  Net increase in net assets from operations ........................          20,426,266           5,766,665
                                                                       -------------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income .............................................          (9,242,368)         (8,359,623)
  Distribution in excess of net investment income ...................                   -             (12,671)
  Return of capital .................................................                   -          (1,611,215)
  Short-term capital gains ..........................................                   -          (3,368,968)
  Long-term capital gains ...........................................                   -          (1,176,161)
                                                                       -------------------     ---------------
  Total distributions ...............................................          (9,242,368)        (14,528,638)
                                                                       -------------------     ---------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares ......................................          41,296,912         121,835,448
  Dividend reinvestments ............................................           4,925,370           7,703,881
  Cost of shares redeemed ...........................................         (22,375,765)        (17,593,303)
                                                                       -------------------     ---------------
  Net increase in net assets from capital share transactions ........          23,846,517         111,946,026
                                                                       -------------------     ---------------
  Total increase in net assets ......................................          35,030,415         103,184,053

NET ASSETS:
  Beginning of year .................................................         220,629,248         117,445,195
                                                                       -------------------     ---------------
  End of year (including distributions in excess of net investment
    income of $4,595,974 and $18,133, respectively) .................  $      255,659,663      $  220,629,248
                                                                       ===================     ===============

SHARE TRANSACTIONS
  Shares sold .......................................................           5,222,174          15,153,019
  Shares issued to shareholders on reinvestment of dividends ........             628,422             959,827
  Shares redeemed ...................................................          (2,822,746)         (2,189,379)
                                                                       -------------------     ---------------
  Net increase from capital share transactions ......................           3,027,850          13,923,467
                                                                       -------------------     ---------------

--------------------------------------------------------------------------------
1    Unaudited


                       See Notes to Financial Statements.                      9

--------------------------------------------------------------------------------
ISI NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                             FOR THE
                                           SIX MONTHS ENDED      FOR THE YEARS ENDED MARCH 31,
                                         SEPTEMBER 30, 2002 1   2002         2001       2000        1999        1998
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period           $ 7.80      $ 8.17       $ 8.07     $ 8.42      $ 8.74      $ 8.29
                                                 --------    --------     --------   --------    --------    --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                            0.17        0.38         0.44       0.49        0.60        0.61
   Net realized and unrealized gain (loss)
      on investments and foreign currencies         0.50       (0.03)        0.38      (0.12)      (0.09)       0.56
                                                 --------    --------     --------   --------    --------    --------
   Total from investment operations                 0.67        0.35         0.82       0.37        0.51        1.17
                                                 --------    --------     --------   --------    --------    --------

LESS DISTRIBUTIONS:
   Net investment income and
      short-term capital gains                     (0.31)      (0.58)       (0.53)     (0.49)      (0.60)      (0.67)
   In excess of net investment income                  -          -2        (0.01)         -           -       (0.05)
   Long-term capital gains                             -       (0.06)       (0.06)         -           -           -
   Return of capital                                   -       (0.08)       (0.12)     (0.23)      (0.23)          -
                                                 --------    --------     --------   --------    --------    --------
   Total distributions                             (0.31)      (0.72)       (0.72)     (0.72)      (0.83)      (0.72)
                                                 --------    --------     --------   --------    --------    --------
   Net asset value, end of period                 $ 8.16      $ 7.80       $ 8.17     $ 8.07      $ 8.42      $ 8.74
                                                 ========    ========     ========   ========    ========    ========
TOTAL RETURN 3                                      8.85%       4.38%       10.74%      4.82%       5.96%      14.65%

SUPPLEMENTAL DATA AND RATIOS
   Net assets, end of period (000s)             $255,660     $220,629    $117,445    $61,697     $55,891     $ 52,018
   Ratios to average daily net assets:
      Net investment income                       3.92%4       4.60%        5.62%      5.59%       5.79%       7.17%
      Expenses after waivers and/or
         reimbursements                           1.00%4       1.13%        1.24%      1.25%       1.25%       1.25%
      Expenses before waivers and/or
         reimbursements                           1.00%4       1.13%        1.24%      1.41%       1.42%       1.28%
   Portfolio turnover rate                           91%        136%          89%        32%        173%        125%

--------------------------------------------------------------------------------
1    Unaudited
2    Less than $0.01 per share.
3    Total return excludes the effect of sales charges.
4    Annualized.


10                     See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.   ORGANIZATION

     North American Government Bond Fund, Inc. (the `Fund') is registered under the Investment Company Act of 1940 (the `Act'), as amended, as a non-diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland.

     The Fund offers one class of shares to investors: ISI Shares. ISI Shares have a maximum front-end sales charge of 3.00%.

     The investment objective of the Fund is to seek to a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed income securities issued or guaranteed by the governments of the United States, Canada, and Mexico.

B.   VALUATION OF SECURITIES

     The Fund values its investments at market value.

     When valuing fixed income securities, the Fund uses the last bid price prior to the calculation of the Fund's net asset value. If a current bid price is not available, the Fund uses the mean between the latest quoted bid and asked prices. When valuing short-term securities that mature within sixty days, the Fund uses amortized cost.

     When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value. On September 30, 2002, there were no fair valued securities.

C.   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

     Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

D.   DISTRIBUTIONS

     The Fund pays monthly dividends from its net investment income at a rate approved by the Fund's Board of Directors. To the extent that the Fund's net investment income and short-term capital gains are less than the approved rate, the Fund may pay some of its dividends from long-term capital gains or as a return of shareholder capital. An additional distribution of net realized short-term and long-term capital gains earned by the Fund, if any, will be made annually to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on the ex-dividend date.

E.   FEDERAL INCOME TAXES

     It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

F.       FOREIGN CURRENCY TRANSLATIONS

     The Fund maintains its accounting records in US dollars. The Fund determines the US dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, the Fund uses the prevailing exchange rate on valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Fund uses the prevailing exchange rate on the transaction date.

     Net realized gains and losses on foreign currency transactions shown on the Fund's financial statements result from the sale of foreign currencies, from currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid.

G.   FORWARD FOREIGN CURRENCY CONTRACTS

     The Fund may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of a securities transaction for the period between the date of the transaction and the date the securities are received or delivered or to hedge the US dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

     The Fund determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates. On September 30, 2002 there were no forward currency contracts.

H.   REPURCHASE AGREEMENTS

     The Fund may make short-term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed-income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

I.   ESTIMATES

     In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

     International Strategy & Investment, Inc. ('ISI') is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.40%.

     The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund through July 31, 2003, to the extent necessary, to limit all expenses to 1.25% of the average daily net assets of the Fund.

     Forum Administrative Services, LLC ("FAdS") is the Fund's Administrator. The Fund pays FAdS a minimum monthly fee of $3,000 or an annual fee based on the Fund's average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.05% on the first $750 million and 0.03% of the amount in excess of $750 million. Prior to May 24, 2002, Investment Company Capital Corp. ("ICCC"), an indirect, wholly owned subsidiary of Deutsche Bank AG, served as the Fund's Administrator. For the period ended September 30, 2002, the Fund paid $41,640 to FAdS and $30,062 to ICCC.

     Forum Shareholder Services, LLC ("FSS") is the Fund's Transfer Agent. The Fund pays a monthly base fee and per account fee and other out-of-pocket and ancillary expenses, all of which are calculated daily and paid monthly. Prior to May 24, 2002, ICCC served as the Fund's Transfer Agent. For the period ended September 30, 2002, the Fund paid $36,433 to FAdS and $20,770 to ICCC.

     Forum Accounting Services, LLC ("FAcS") is the Fund's Accountant. The Fund pays a monthly base fee plus an annual fee based on the Fund's average daily net assets, all of which are calculated daily and paid monthly. Prior to May 24, 2002, ICCC served as the Fund's Accountant. For the period ended September 30, 2002, the Fund paid $19,344 to FAdS and $6,834 to ICCC.

     The Northern Trust Company is the Fund's Custodian. Prior to May 24, 2002, Bankers Trust Company was the Fund's Custodian. For the period ended September 30, 2002, the Fund paid $12,082 to The Northern Trust Company and $5,466 to Bankers Trust Company.

     Certain officers and directors of the Fund are also officers or directors of ISI or FAcS. These persons are not paid by the Fund for serving in these capacities.

     ISI Group, Inc. (`ISI Group'), an affiliate of ISI, is the Distributor for the ISI Shares. The Fund pays ISI Group an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.40% of the Fund's average daily net assets.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES

     The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the period ended September 30, 2002, were $1,147,000 and $2,994,540, respectively. Purchases and sales of long-term US Government obligations aggregated $118,082,197 and $106,015,292, respectively.

     The cost basis of investments held at September 30, 2002 was $245,099,911. The aggregate gross unrealized appreciation for all investments at September 30, 2002 was $8,432,412 and the aggregate gross unrealized depreciation for all investments was $1,340,347.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

NOTE 4 - MARKET AND CREDIT RISK

     Investing in Canadian and Mexican government securities may have different risks than investing in US government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the US economy or the prices of US government securities in the same manner. In addition, the value of bonds issued by international organizations may be affected by adverse international political and economic developments that may not impact the value of US government securities.

NOTE 5 - CHANGE IN ACCOUNTANTS

     Effective October 4, 2001, the Fund replaced Deloitte & Touche ("D & T") with Ernst & Young LLP as the Fund's independent auditors by action of the Fund's Board of Directors and upon the recommendation of the Audit and Compliance Committee of the Board. D & T's reports on the Fund's financial statements for the fiscal years ended March 31, 2000 and March 31, 2001 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to the uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended March 31, 2000 and March 31, 2001 and the interim period commencing April 1, 2001 and ending October 3, 2001, (i) there were no disagreements with D & T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D & T, would have caused it to make reference to the subject matter of disagreements in connection with its report on the Fund's financial statements for such year, and (ii) there were no "reportable events" of the kind described in Item 304 (a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

                    This report is prepared for the general
                       information of shareholders. It is
                   authorized for distribution to prospective
                        investors only when preceded or
                     accompanied by an effective propectus.

                    For more complete information regarding
                    any of the ISI Funds, including charges
                     and expenses, obtain a prospectus from
                   your investment representative or directly
                        from the Fund at 1-800-955-7175.

                      Read it carefully before you invest.

                                      ISI
                                 NORTH AMERICAN
                          GOVERNMENT BOND FUND SHARES
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

Edward S. Hyman                         Steven V. Killorin
CHAIRMAN                                VICE PRESIDENT

R. Alan Medaugh                         Edward J. Veilleux
PRESIDENT                               VICE PRESIDENT

Joseph R. Hardiman                      Margaret M. Beeler
DIRECTOR                                ASSISTANT VICE PRESIDENT

Louis E. Levy                           Keith C. Reilly
DIRECTOR                                ASSISTANT VICE PRESIDENT

Carl W. Vogt, Esq.                      Stacey E. Hong
DIRECTOR                                TREASURER

W. Murray Jacques                       Thomas G. Sheehan
DIRECTOR                                SECRETARY

Nancy Lazar                             Nathan V. Gemmiti
VICE PRESIDENT                          ASSISTANT SECRETARY

Carrie L. Butler                        Dawn L. Taylor
VICE PRESIDENT                          ASSISTANT TREASURER


INVESTMENT OBJECTIVE

An open-end mutual fund designed to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed-income securities issued or guaranteed by the governments of the United States, Canada and Mexico.

--------------------------------------------------------------------------------
INVESTMENT ADVISOR
--------------------------------------------------------------------------------
ISI, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175

--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------
Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101
(800) 882-8585

--------------------------------------------------------------------------------
DISTRIBUTOR
--------------------------------------------------------------------------------
ISI Group, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175